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                               MFS SERIES TRUST IX
               500 Boylston Street Boston Massachusetts 02116-3741
                                  617 954 5000




                                        August 31, 1998



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: MFS Series Trust IX (the "Trust") (File Nos. 2-50409 and 811-2464) on behalf of MFS Bond Fund, MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 35 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on August 27, 1998.

         Please call the  undersigned  or Claudia  Murphy at (617)  954-5192 or
(800) 343-2829 with any questions you may have.

                                        Very truly yours,


                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary

JRB/bjn